Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Statutory Effective Tax Rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Income tax expenses
Current income tax expenses	—	—	—
Deferred income tax expenses (benefit)	76,053	(12,860)	(10,111)
Income tax expenses (benefit)	76,053	(12,860)	(10,111)

Income (Loss) before tax	323,477	(520,973)	(409,603)
Singapore statutory income tax rate	17%	17%	17%
Income tax expenses (benefit) computed at statutory rate	54,991	(88,566)	(69,633)
Non-deductible expenses	3,948	2,285	1,797
Effect of different tax rates in other jurisdictions	—	73,421	57,725
Others	17,114	—	—
Income tax expenses (benefit)	76,053	(12,860)	(10,111)

Schedule of Deferred Tax Assets and Liabilities	Components of the Company’s deferred tax asset and liability are as follows:
	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Deferred tax assets
Lease liabilities	66,845	46,633	36,664
Net operating loss carry-forwards	150,781	32,934	25,894
Allowance for credit losses	10,369	41,603	32,709
Depreciation	7,421	5,619	4,418
Deferred tax liabilities
Right-of-use assets	(66,416)	(46,337)	(36,431)
Unbilled revenue	(560,836)	(459,428)	(361,214)
Deferred tax liabilities, net	(391,836)	(378,976)	(297,960)